Impairment of loans and advances (Tables)	12 Months Ended
Dec. 31, 2017
Impairment of loans and advances (Tables) [Abstract]
Impairment of loans and advances

12.                Impairment of loans and advances

	R$ thousand
	Years ended December 31
	2017	2016	2015
Loans and receivables:
Impairment losses	(25,780,383)	(22,357,042)	(19,527,976)
Recovery of credits charged-off as losses	7,034,857	5,507,507	4,144,879
Reversal of impairment	1,884,691	1,499,257	661,945
Total	(16,860,835)	(15,350,278)	(14,721,152)